Condensed Consolidated Interim Statements of Changes in Equity (deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2024	$ (1,983,775,736)	$ (1,983,501,349)	$ 1,352,716,466	$ 66,730,591	$ 1,002,130	$ 61,416,390	$ 224,538,231	$ (780,415,854)	$ (2,909,489,303)	$ (274,387)
Transfer to accumulated deficit								780,415,854	(780,415,854)
Increase in Certificates of Contribution “A”	94,538,938	94,538,938	94,538,938
Total comprehensive (loss) income	(116,349,735)	(116,338,493)				(36,965,870)	(95,566,136)	16,193,513		(11,242)
Ending Balance at Jun. 30, 2025	(2,005,586,533)	(2,005,300,904)	1,447,255,404	66,730,591	1,002,130	24,450,520	128,972,095	16,193,513	(3,689,905,157)	(285,629)
Beginning balance at Dec. 31, 2024	(1,983,775,736)	(1,983,501,349)	1,352,716,466	66,730,591	1,002,130	61,416,390	224,538,231	(780,415,854)	(2,909,489,303)	(274,387)
Ending Balance at Dec. 31, 2025	(1,905,806,170)	(1,905,531,964)	1,748,029,657	66,730,591	1,002,130	(613,379)	50,896,037	(81,671,843)	(3,689,905,157)	(274,206)
Transfer to accumulated deficit								81,671,843	(81,671,843)
Increase in Certificates of Contribution “A”	100,443,968	100,443,968	100,443,968
Total comprehensive (loss) income	(41,026,897)	(41,024,591)				(13,056,384)		(27,968,207)		(2,306)
Ending Balance at Jun. 30, 2026	$ (1,846,389,099)	$ (1,846,112,587)	$ 1,848,473,625	$ 66,730,591	$ 1,002,130	$ (13,669,763)	$ 50,896,037	$ (27,968,207)	$ (3,771,577,000)	$ (276,512)